S-K 1603(b) Conflicts of Interest	Aug. 03, 2026
Spac Sponsor Conflict Of Interest Line Items
Conflict of Interest, Description [Text Block]

Potential investors should also be aware of the following other potential conflicts of interest:

●	Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers and directors is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our executive officers and directors are not obligated to contribute any specific number of hours per week to our affairs.

●	Our sponsor, executive officers, directors, director nominees and members of our strategic advisory board directly or indirectly own founder shares, and our sponsor will purchase placement units in a transaction that will close simultaneously with the closing of this offering. The low price that our initial shareholders paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Because our initial shareholders acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights or warrants included in the units. See the section titled “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline.”

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Our sponsor, directors and each member of our management team have entered into agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares held by them in connection with (i) the completion of our initial business combination and (ii) a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association that would affect the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not completed an initial business combination within the period to consummate the initial business combination. Additionally, our sponsor, directors and each member of our management team have agreed to vote any shares owned by them in favor of any proposed initial business combination and waive their rights to liquidating distributions from the trust account with respect to their founder shares if we do not complete our initial business combination within the prescribed time frame.

In addition, except as described herein, our sponsor and our directors and executive officers have agreed not to transfer, assign or sell (i) any of their founder shares (and any Class A ordinary shares issuable upon conversion thereof) until the earlier to occur of: (A) twelve (12) months after the completion of Business Combination; (B) the date on which the post-combination company consummates a liquidation, merger, share exchange, or other similar transaction that results in all of the post-combination company’s shareholders having the right to exchange their ordinary shares for cash, securities, or other property; or (C) pursuant to certain permitted transfers, including transfers to family members, affiliates, or for estate planning purposes. Notwithstanding the foregoing, the Insider Shares will be released from the lock-up if subsequent to the Business Combination, the Class A ordinary shares of the post-combination company (or if the post combination company is not organized under the laws of the Cayman Islands, the equivalent to Class A ordinary shares in the jurisdiction of organization of the post-combination company) equals or exceeds $11.50 per share for any twenty (20) trading days within any 30-trading day period commencing at least ninety (90) days after our initial Business Combination. The Insiders will also agree not to transfer any ownership interest in, except to permitted transferees, their Private Placement warrants until at least thirty (30) days following the completion of the Business Combination. However, if after a Business Combination there is a transaction whereby all the outstanding ordinary shares are exchanged or redeemed for cash (as would be the case in a post-asset sale liquidation) or another issuer’s shares, then the Insider Shares or the Private Placement warrants (or any Class A ordinary shares thereunder) shall be permitted to participate

If we are unable to complete our initial business combination by the later of (i) 18 months after such closing date of the Offering and (ii) if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial Business Combination within 18 months from the closing of the Offering but has not completed the initial Business Combination within such 18 month period, the date that is 24 months after such closing date of the Offering by means of up to six one-month extensions after 18 months by depositing into the trust account, for each one-month extension, $333,000, or up to $382,950 if the underwriters’ over-allotment option is exercised in full (representing $0.0333 per share of the total units sold in this offering), or by such earlier liquidation date as our board of directors may approve, the founder shares, placement warrants and placement rights may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which would cause our sponsor, officers, directors, director nominees and members of our advisory board to lose their entire investment in us if our initial business combination is not completed (except with respect to any public shares they may hold) and could create an incentive for them to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

●	Our officers and directors may negotiate employment or consulting agreements with a target business in connection with a particular business combination and may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors is included by a target business as a condition to any agreement with respect to our initial business combination.

●	The following payments will be made to our sponsor, officers, directors, or our or their respective affiliates, none of which will be made from the proceeds of this offering held in the trust account, prior to the completion of our initial business combination: (i) payment to our sponsor or its affiliate of $10,000 per month, for up to 18 months (or up to 24 months by means of up to six one-month extensions after the closing of the offering by depositing into the trust account, for each one-month extension, $333,000, or up to $382,950 if the underwriters’ over-allotment option is exercised in full (representing $0.0333 per share of the total units sold in this offering)) from the closing of this offering, for office space, utilities and secretarial and administrative support; (ii) reimbursement for any out-of-pocket expenses related to our formation and initial public offering and to identifying, investigating and completing an initial business combination; and (iii) repayment of (A) a loan of up to an aggregate of $900,000 to cover offering related and organizational expenses, which is due the earlier of (i) 24 months after the closing of our initial public offering or (ii) the date of the consummation our initial business combination pursuant to the Eighth Amendment to Promissory Note effective April 28, 2026, unless sooner paid in accordance with the terms of the promissory note and (B) any other loans from our sponsor, an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. Up to $3,000,000 of such loans may be convertible into units identical to the placement units, at a price of $10.00 per unit, at the option of the lender upon consummation of our initial business combination.